Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 127,664	£ 113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Loans and advances at amortised cost	134,267	141,636
Financial assets at fair value through other comprehensive income	51,902	45,406
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Other assets	1,440	1,421
Total assets	1,059,731	876,672	£ 877,700
Derivative financial instruments	300,580	228,940
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Loans and advances at amortised cost	134,267	141,636
Financial assets at fair value through other comprehensive income	51,902	45,406
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Total assets	1,059,731	876,672
Derivative financial instruments	300,580	228,940
Structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,661
Financial assets at fair value through the income statement	59,045	35,359
Derivative financial instruments	2,968	2,369
Loans and advances at amortised cost	18,418	17,092
Financial assets at fair value through other comprehensive income	153	391
Reverse repurchase agreements and other similar secured lending	10	77
Other assets	11	22
Total assets	91,966	64,971
Derivative financial instruments	7,075	5,608
Secured financings [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	56,265	32,859
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	10	77
Other assets	0	0
Total assets	56,275	32,936
Derivative financial instruments	0	0
Short-term traded interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,585
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	11,361	9,585
Derivative financial instruments	0	0
Traded derivatives [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2,968	2,369
Loans and advances at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	2,968	2,369
Derivative financial instruments	7,075	3,171
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,780	2,500
Derivative financial instruments	0	0
Loans and advances at amortised cost	18,418	17,092
Financial assets at fair value through other comprehensive income	153	391
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	11	22
Total assets	21,362	20,081
Derivative financial instruments	£ 0	£ 2,437